Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
We are a corporation under the Internal Revenue Code subject to federal income tax at a statutory rate of 35% of pretax earnings. We did not report any income tax benefit or expense for periods prior to the consummation of our IPO in January 2014 because Rice Drilling B, our accounting predecessor, is a limited liability company that was not subject to federal income tax. The reorganization of our business in connection with the closing of our IPO, such that it is now held by a corporation subject to federal income tax, required the recognition of a deferred tax asset or liability for the initial temporary differences at the time of our IPO. The resulting deferred tax liability of approximately $162.3 million was recorded in equity at the date of the completion of our IPO as it represents a transaction among shareholders. Additionally, the pro forma EPS for the year ended December 31, 2014 disclosed in the accompanying consolidated statements of operations assumes a statutory tax rate. The components of the income tax provision are as follows:

	Year Ended December 31,
(in thousands)	2015	2014
Current tax expense:
Federal	$4,039	$3,961
State	—	—
Total	4,039	3,961
Deferred tax expense:
Federal	19,878	68,846
State	(11,799)	18,793
Total	8,079	87,639
Total income tax expense	$12,118	$91,600

The effective tax rate for the year ended December 31, 2015 differs from the statutory rate due principally to non-deductible incentive unit expense, impairment losses and noncontrolling interest and, for the year ended December 31, 2014, pre-tax income prior to our IPO.
Income tax expense differs from amounts computed at the federal statutory rate of 35% on pre-tax income as follows:

	Year Ended December 31,
(in thousands)	2015	2014
Tax at statutory rate	$(89,560)	$108,722
Permanent tax differences	74	18
State income taxes	(7,668)	12,216
Partnership earnings (1/1/14 - 1/28/14)	—	(66,239)
Noncontrolling partners’ share of RMP earnings	(8,168)	(203)
Goodwill impairment	103,218	—
Incentive unit expense	12,634	37,086
Other, net	1,588	—
Income tax expense	$12,118	$91,600
Effective tax rate	(4.74)%	29.49%

The Company recognizes deferred tax liabilities for temporary differences between the financial statement and tax basis of assets and liabilities.  The deferred tax liabilities primarily relate to intangible drilling costs, depletion and depreciation.  The effect of changes in the tax laws or tax rates is recognized in income in the period such changes are enacted. The following table summarizes the source and tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31, 2015 and December 31, 2014.

	Year Ended December 31,
(in thousands)	2015	2014
Deferred income taxes:
Total deferred tax assets	$—	$—
Total deferred tax liabilities	(271,988)	(263,906)
Total net deferred tax liabilities	(271,988)	(263,906)

Principal components of deferred tax assets and liabilities:
Drilling and development costs expensed for tax	(294,972)	(189,475)
Tax depreciation in excess of book depreciation	(92,710)	(24,252)
Investment in partnerships	57,227	38,077
Incentive compensation	5,576	2,263
Net operating loss carryforwards	153,558	—
Hedging loss	(109,352)	(80,663)
AMT tax credit	7,999	3,961
Other	686	(13,817)
Total	$(271,988)	$(263,906)

As of December 31, 2015, the Company had a federal income tax net operating loss (“NOL”) carryforward of approximately $398.5 million and State NOL carryforwards of approximately $293.8 million. The associated deferred tax assets related to these NOL carryforwards was $153.6 million. The NOL carryforwards expire in 2035. The value of these carryforwards depends on the Company’s ability to generate taxable income.
The Company is subject to the alternative minimum tax (“AMT”) if the computed AMT liability exceeds the regular tax liability for the year. As a result of certain AMT preference items related to intangible drilling costs, the Company has generated AMT carryforwards. Because AMT taxes paid can be credited against regular tax and have an indefinite carryforward, this item is reflected as a deferred tax asset in the amount of $8.0 million at December 31, 2015.
During the year ended December 31, 2015, the Company incurred $0.1 million and $0.1 million of interest and penalties, respectively, related to income tax filings recorded in interest expense and general and administrative expenses, respectively, on the consolidated statement of operations. At December 31, 2015, there is no accrual for interest recorded on the consolidated balance sheet.
Based on management’s analysis, the Company did not have any uncertain tax positions as of December 31, 2015.